Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,803	$ 1,716	$ 1,754
Service cost	13	35	5
Interest cost	14	20	5
Actuarial loss (gain)	(205)	142	(8)
Benefits paid	(1,236)	(110)	(40)
Settlement	(145)	0	0
Projected benefit obligation at end of year	244	1,803	1,716
Change in plan assets
Fair value of plan assets at beginning of year	1,639	1,551	1,487
Actual return on plan assets	120	48	49
Employer contributions	50	70	49
Benefits paid	(1,257)	(30)	(34)
Fair value of plan assets at end of year	552	1,639	1,551
Funded status recognized as an other liabilities	$ 308	$ (164)	$ (165)